Note 7 NSFR main LMU (Details)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
NSFR main LMU [Line Items]
Average NSFR main LMU	127.00%	131.00%	135.00%
BBVA SA [Member]
NSFR main LMU [Line Items]
Average NSFR main LMU	119.00%	120.00%	125.00%
BBVA Mexico [Member]
NSFR main LMU [Line Items]
Average NSFR main LMU	131.00%	140.00%	143.00%
Garanti BBVA group [Member]
NSFR main LMU [Line Items]
Average NSFR main LMU	149.00%	178.00%	166.00%